PIMCO Global Bond Opportunities Portfolio Unhedged Expense Example - Administrative Class [Member] - PIMCO Global Bond Opportunities Portfolio Unhedged - Administrative	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	$ 1,398